Consolidated Balance Sheet (Successor) and Balance Sheet (Predecessor) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost $8,274,194 and $9,231,856)	$ 7,945,942	$ 9,390,647
Commercial mortgage loans	1,509,132	1,115,167
Policy loans	186,827	194,385
Short-term investments	184,820	361,369
Other invested assets	18,412	26,897
Total Investments	9,845,133	11,088,465
Cash	49,121	49,730
Accrued investment income	91,214	96,408
Reinsurance recoverable - non affiliates	5,984,458	5,694,965
Valuation of business acquired	247,702	231,521
Deposit receivable	1,250,328	1,383,388
Other assets	633,091	592,202
Current income tax	1,472
Deferred tax asset, net	65,040
Separate account assets	1,395,141	1,573,865
Total Assets	19,562,700	20,710,544
LIABILITIES
Future policy benefits and other policyholder liabilities	4,757,641	4,528,949
Policyholders' account balances	11,120,565	11,764,312
Accrued expenses and other liabilities	95,826	188,656
Modified coinsurance payable	1,250,328	1,383,388
Deferred tax liability		40,732
Other long-term debt - affiliate	608,700	551,600
Separate account liabilities	1,395,141	1,573,865
Total Liabilities	19,228,201	20,031,502
SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized, 25,000 shares issued and outstanding	2,500	2,500
Additional paid-in capital	593,558	593,558
Accumulated other comprehensive income	(154,699)	85,498
Retained earnings (deficit)	(106,860)	(2,514)
Total Shareholder's Equity	334,499	679,042
Total Liabilities and Shareholder's Equity	$ 19,562,700	$ 20,710,544